Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Loss before income taxes	$ (1,205,312)	$ (1,520,855)	$ (2,351,408)	$ (2,123,939)	$ (5,167,569)	$ (3,122,557)
Deffered tax assets valuation allowance					2,021,678	813,512
Income Taxes Paid					$ 0	$ 0
Federal tax rate					21.00%	21.00%
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards					$ 7,300,000	$ 1,700,000
Federal tax rate					21.00%
State [Member]
Income Taxes [Line Items]
Net operating loss carryforwards					$ 7,000,000	$ 1,400,000
Maximum [Member]
Income Taxes [Line Items]
Deffered tax assets valuation allowance					2,000,000
Minimum [Member]
Income Taxes [Line Items]
Deffered tax assets valuation allowance					$ 1,200,000